Annual Total Returns [BarChart] - First Trust Institutional Preferred Securities and Income ETF - First Trust Institutional Preferred Securities and Income ETF	Mar. 01, 2021
Bar Chart Table:
2018	(5.39%)
2019	17.32%
2020	6.68%